Incorporated herein by reference is a supplement to the prospectus of MFS Strategic Income Fund, a series of MFS Series Trust VIII (File No. 033-37972), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 27, 2019 (SEC Accession No. 0000912938-19-000492).